CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operation Activities
Net Loss	$ (12,808)	$ (105,417)	$ (73,192)
Reconciliation of Net Loss to Net Cash Provided by (Used in) Operating Activates
Depreciation Expense	80,531	74,375	69,219
Impairment Loss on Vessel	0	0	12,030
Loss on Contract	0	5,000	0
Dry-dock Expenditure	(5,346)	(17,928)	(16,538)
Amortization of Deferred Finance Costs	1,228	1,228	1,365
Deferred Compensation Liability	782	832	1,391
Compensation- Restricted Shares	0	0	1,540
Share-based Compensation	997	2,093	1,258
Gain on Equity Method Investment	(3,285)	0	0
Adjustment of warrants to fair value	915	0	0
Other, net	37	(5)	(170)
Changes in Operating Assets and Liabilities
Accounts Receivables	3,539	(11,435)	17,532
Accounts Receivables, Related Party	0	0	(11,291)
Inventory	2,438	3,528	3,538
Prepaid Expenses and Other Current Assets	300	(130)	7,799
Accounts Payable and Accrued Liabilities	2,784	(3,796)	(7,609)
Accounts Payable, Related party	0	0	610
Voyages in Progress	(14,633)	4,390	5,233
Non-current Related party Receivables	0	0	(13,282)
Net Cash Provided by (Used in) Operating Activities	57,479	(47,265)	(567)
Cash Flows from Investing Activities
Proceeds from Sale of Marketable Securities	0	600	0
Investment in Vessels	(73,772)	(6,983)	(2,745)
Investment in Other Fixed Assets	(281)	(1,864)	0
Deposits and Loan Repayment from Seller	0	5,475	9,000
Investments in Nordic American Offshore Ltd	(11,403)	(65,004)	0
Acquisition of Orion Tankers Ltd	0	(271)	0
Cash arising from obtaining control of Orion Tankers Ltd	0	6,544	0
Acquisition of Scandic American Shipping Ltd, net of cash acquired	0	(7,641)	0
Acquisition of Scandic Assets Held for Sale	0	(5,467)	0
Proceeds from Sale of Scandic Assets held for Sale	0	5,467	0
Change in Restricted Cash	0	(5,000)	0
Return of Investments	3,772	0	0
Other, net	0	889	(129)
Net Cash Provided by (Used in) Investing Activities	(81,685)	(73,255)	6,126
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	113,433	172,611	75,582
Proceeds from Use of Credit Facility	0	40,000	270,000
Repayments on Credit Facility	0	(40,000)	(250,000)
Credit Facility Costs	0	0	(6,139)
Dividends Distributed	(54,069)	(41,756)	(63,497)
Net Cash Provided by Financing Activities	59,364	130,855	25,946
Net Increase in Cash and Cash Equivalents	35,158	10,335	31,505
Cash and Cash Equivalents at Beginning of Year	65,675	55,511	24,006
Effect of Exchange Rate changes on Cash and Cash Equivalents	(97)	(171)	0
Cash and Cash Equivalents at End of Year	100,736	65,675	55,511
Cash Paid for Interest	9,700	7,158	2,928
Cash Paid for Taxes	86	214	0
Fair value of shares distributed as dividend in kind	$ 12,589	$ 0	$ 0